Subsequent events (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 18, 2022 USD ($) $ / shares shares	Jan. 14, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Subsequent Event [Line Items]
Unrecognized stock-based compensation				$ 57,000
Proceeds from debt financing				165,000	$ 25,000
Repayment of debt				$ 18,776	$ 6,741
Common Stock
Subsequent Event [Line Items]
Common stock par value (in dollars per share) | $ / shares				$ 0.000001	$ 0.000001
Subsequent Event
Subsequent Event [Line Items]
Number of warrants issued (in shares) | shares			2,475,000
Subsequent Event | Chief Executive Officer
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares		1,855,938
Purchase price of stock (in dollars per share) | $ / shares		$ 13.85
Aggregate purchase price		$ 25,700
Subsequent Event | 2018 Loan and Security Agreement | Secured Debt
Subsequent Event [Line Items]
Repayment of debt			$ 24,500
End of term repayments of debt			2,500
Early termination fees			600
Write down of deferred financing charges			400
Write down of accrued interest expense			200
Subsequent Event | Delayed Draw Notes | Secured Debt
Subsequent Event [Line Items]
Proceeds from debt financing			$ 165,000
Subsequent Event | Convertible Promissory Note
Subsequent Event [Line Items]
Number of shares issued | shares			12,242,973
Subsequent Event | Existing PIPE Investment holders
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares	20,000,000
Purchase price of stock (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price	$ 200,000
Subsequent Event | New PIPE Investment Holders
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares	11,507,074
Purchase price of stock (in dollars per share) | $ / shares	$ 8.89
Aggregate purchase price	$ 102,300
Subsequent Event | Gores Metropoulos Sponsor II, LLC
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares	709,711
Purchase price of stock (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price	$ 7,100
Subsequent Event | Sunshine Merger Sub I, LLC | Sunshine Merger Sub II, LLC
Subsequent Event [Line Items]
Percentage of outstanding stock owned	100.00%
Subsequent Event | Sunshine Merger Sub II, LLC
Subsequent Event [Line Items]
Percentage of outstanding stock owned	100.00%
Subsequent Event | Legacy Sonder
Subsequent Event [Line Items]
Percentage of outstanding stock owned	79.70%
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares) | shares	190,160,300
Common stock par value (in dollars per share) | $ / shares	$ 0.0001
Number of contingently issued shares (in shares) | shares	14,500,000
Unrecognized stock-based compensation	$ 5,500
Subsequent Event | Common Stock | Legacy Sonder Common Stockholders
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares) | shares	140,544,052
Exchange rate	1.4686
Subsequent Event | Common Stock | Legacy Sonder Stock Option Holders
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares) | shares	30,535,549
Exchange rate	1.5444
Subsequent Event | Common Stock | Legacy Sonder
Subsequent Event [Line Items]
Common stock par value (in dollars per share) | $ / shares	$ 0.000001
Subsequent Event | Special Voting Series AA Common Stock
Subsequent Event [Line Items]
Common stock par value (in dollars per share) | $ / shares	$ 0.0001
Subsequent Event | Special Voting Series AA Common Stock | Legacy Sonder Special Voting Common Stockholders
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares) | shares	32,296,539
Exchange rate	1.4686
Subsequent Event | Special Voting Series AA Common Stock | Legacy Sonder
Subsequent Event [Line Items]
Common stock par value (in dollars per share) | $ / shares	$ 0.000001